RESTRUCTURING, GOODWILL IMPAIRMENT AND ASSET RELATED CHARGES - NET (2016 Restructuring Charges) (Details) $ in Millions	3 Months Ended									6 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Jun. 30, 2016 USD ($) employees	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net	$ 46	$ 48	$ 40	$ 87	$ 2,634	$ 117	$ (12)	$ 0			$ 221	$ 2,739	$ 579
Performance Materials & Coatings [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net											21	1,578	42
Industrial Intermediates & Infrastructure [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net											11	17	83
Packaging & Specialty Plastics [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net											46	716	10
Corporate Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net											143	428	444
2016 Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net									$ 436	$ 436
Charges against the reserve										(153)
Cash payments										(67)	(42)	(140)
Restructuring Reserve	33				69					216	33	69	216
Adjustments to the reserve											6	(7)
2016 Restructuring | Performance Materials & Coatings [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net										42
2016 Restructuring | Industrial Intermediates & Infrastructure [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net										83
2016 Restructuring | Packaging & Specialty Plastics [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net										10
2016 Restructuring | Corporate Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net										301
2016 Restructuring | Severance and Related Benefit Costs
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Expected Number of Positions Eliminated | employees									2,500
Restructuring, goodwill impairment and asset related charges - net									$ 255	255
Charges against the reserve										0
Cash payments										(66)	(38)	(137)
Restructuring Reserve	6				52					189	6	52	189
Adjustments to the reserve											(8)	0
2016 Restructuring | Severance and Related Benefit Costs | Performance Materials & Coatings [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net										0
2016 Restructuring | Severance and Related Benefit Costs | Industrial Intermediates & Infrastructure [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net										0
2016 Restructuring | Severance and Related Benefit Costs | Packaging & Specialty Plastics [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net										0
2016 Restructuring | Severance and Related Benefit Costs | Corporate Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net										255
2016 Restructuring | Asset Write-downs and Write-offs
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net									153	153
Charges against the reserve										(153)
Cash payments										0	0	0
Restructuring Reserve	0				0					0	0	0	0
Adjustments to the reserve											0	0
2016 Restructuring | Asset Write-downs and Write-offs | Performance Materials & Coatings [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net										27
2016 Restructuring | Asset Write-downs and Write-offs | Industrial Intermediates & Infrastructure [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net										70
2016 Restructuring | Asset Write-downs and Write-offs | Packaging & Specialty Plastics [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net										10
2016 Restructuring | Asset Write-downs and Write-offs | Corporate Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net										46
2016 Restructuring | Costs Associated with Exit and Disposal Activities
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net									28	28
Charges against the reserve										0
Cash payments										(1)	(4)	(3)
Restructuring Reserve	$ 27				$ 17					27	27	17	$ 27
Adjustments to the reserve											$ 14	$ (7)
2016 Restructuring | Costs Associated with Exit and Disposal Activities | Performance Materials & Coatings [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net										15
2016 Restructuring | Costs Associated with Exit and Disposal Activities | Industrial Intermediates & Infrastructure [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net										13
2016 Restructuring | Costs Associated with Exit and Disposal Activities | Packaging & Specialty Plastics [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net										0
2016 Restructuring | Costs Associated with Exit and Disposal Activities | Corporate Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net										$ 0
2016 Restructuring | Asset Related Charges and Other, Facility Closing, Write-down of Assets and Write-off of Capital Projects Including In-process Research and Development | Industrial Intermediates & Infrastructure [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net									70
2016 Restructuring | Asset Related Charges and Other, Facility Closing | Performance Materials & Coatings [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net									25
2016 Restructuring | Asset Related Charges and Other, Closure and Consolidation of Certain Corporate Facilities and Data Centers | Corporate Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net									25
2016 Restructuring | Asset Related Charges and Other, Facility Closing and Write-down of Non-manufacturing Assets
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net									33
2016 Restructuring | Asset Related Charges and Other, Facility Closing and Write-down of Non-manufacturing Assets | Performance Materials & Coatings [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net									2
2016 Restructuring | Asset Related Charges and Other, Facility Closing and Write-down of Non-manufacturing Assets | Packaging & Specialty Plastics [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net									10
2016 Restructuring | Asset Related Charges and Other, Facility Closing and Write-down of Non-manufacturing Assets | Corporate Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring, goodwill impairment and asset related charges - net									$ 21